Subsequent Events (Details)	Sep. 01, 2024 USD ($)	Sep. 01, 2024 CNY (¥)	Aug. 22, 2024 USD ($)	Aug. 22, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Subsequent Events [Line Items]
Received government subsidy						$ 2,886
Subsequent Event [Member]
Subsequent Events [Line Items]
Monthly rental payments	$ 3,372	¥ 24,029
Lease term	12 months	12 months
Lease period description	The lease period was from September 1, 2024 to August 31, 2025	The lease period was from September 1, 2024 to August 31, 2025
Forecast [Member]
Subsequent Events [Line Items]
Received government subsidy			$ 560,000	¥ 4,000,000
Profit before tax			$ 560,000